Related Party Transactions - Founder Shares (Details)				12 Months Ended
	Dec. 15, 2021 USD ($) shares	Sep. 24, 2021 shares	May 21, 2021 USD ($) $ / shares shares	Dec. 31, 2024 $ / shares	Dec. 31, 2023 $ / shares
Related Party Transaction [Line Items]
Common shares, par value (in dollars per share) | $ / shares				$ 0.00001	$ 0.00001
BURTECH ACQUISITION CORP [Member]
Related Party Transaction [Line Items]
Stock issued (in shares)	431,250
Aggregate purchase price | $	$ 3,456,652
BURTECH ACQUISITION CORP [Member] | Class B Common Stock
Related Party Transaction [Line Items]
Stock issued (in shares)		862,500
Common shares, par value (in dollars per share) | $ / shares				$ 0.0001	$ 0.0001
Stock split		1.1
BURTECH ACQUISITION CORP [Member] | Founder Shares | Sponsor | Class B Common Stock
Related Party Transaction [Line Items]
Stock issued (in shares)		862,500	8,625,000
Common shares, par value (in dollars per share) | $ / shares			$ 0.0001
Aggregate purchase price | $			$ 25,000
Stock split		1.1
Aggregate number of shares owned		9,487,500
Shares subject to forfeiture	1,237,500	1,237,500
Percentage of issued and outstanding shares after the Initial Public Offering collectively held by initial stockholders				24.81%
Threshold period for not to transfer, assign or sell any of their shares or warrants after the completion of the initial business combination				6 months
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share) | $ / shares				$ 12
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination				20 days
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination				30 days